Filed with the Securities and Exchange Commission on April 29, 2005
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _____	☐

Post-Effective Amendment No. _184_	☒
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. _186_	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-5340

Eric M. Banhazl
Advisors Series Trust
2020 E. Financial Way, Suite 100
Glendora, California 91741
(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 30, 2005 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO]
Al Frank Fund
Al Frank Dividend Value Fund

PROSPECTUS
April 30, 2005

The Al Frank Funds
32392 Coast Highway, Suite 260
Laguna Beach, California 92651-6784
Shareholder Services: 1-888-263-6443
www.alfrankfunds.com

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Al Frank Fund

Al Frank Dividend Value Fund

PROSPECTUS

April 30, 2005

The Al Frank Fund is a no-load mutual fund that invests in under-valued and out of favor stocks for growth of capital.

The Al Frank Dividend Value Fund is a no-load mutual fund that seeks long-term total return from both capital appreciation and, to a lesser degree, dividend income.

Al Frank Asset Management, Inc. (the “Advisor”) is the investment advisor to both the Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”).

This combined Prospectus contains basic information that you should know before you invest. Please read it and keep it for future reference.

Table of Contents

Goals and Strategies	3
Fund Performance	4
Expense Table	5
Investment Objective, Principal Strategies and Related Risks	6
Portfolio Holdings Information	8
Management of the Funds	8
Investor Guide	9
Services Available to Shareholders	12
How to Redeem Your Shares	13
Tool to Combat Frequent Transactions	15
Distributions and Taxes	17
Distribution and Service Fees	18
Financial Highlights	19
PRIVACY NOTICE	21
FOR MORE INFORMATION	23

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Goals and Strategies
What are the Funds’ Goals?
The investment objective of the Al Frank Fund is long-term capital appreciation.

The investment objective of the Al Frank Dividend Value Fund (the “Dividend Value Fund”) is long-term total return from both capital appreciation and, secondarily, dividend income.

How will the Funds try to Reach their Goals?
Al Frank Fund
The Advisor selects equity securities that it believes are out of favor and undervalued. The Advisor then purchases the securities and holds them until it believes that the securities have reached a fair value or sells them when it believes a strong market wide sell signal has been generated.

Dividend Value Fund
The Advisor selects dividend-paying equity securities that it believes are out of favor and undervalued. The Advisor then purchases the securities and holds them until it believes that the securities have reached a fair value or sells them when it believes a strong market wide sell signal has been generated.

What are the Principal Risks of Investing in the Funds?
The value of your investment in each Fund will go up and down as the stocks in the Funds’ portfolios change in price. The prices of the stocks the Advisor selects may fall. Also, the stock market may decline suddenly, and for extended periods, adversely affecting the prices of the stocks held by the Funds.

By itself, each Fund is not a complete, balanced investment plan and no fund can guarantee that it will achieve its goal. When you sell your shares, you may lose money.

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Fund Performance

The following performance information indicates some of the risks of investing in the Al Frank Fund. The bar chart illustrates how the Al Frank Fund’s total return has varied from year to year. The table illustrates the Al Frank Fund’s average return over time compared with a broad-based index, as well as indices that are comprised of the type of securities in which the Al Frank Fund generally invests. This past performance, before and after taxes, is no guarantee of future results. Because the Dividend Value Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available for the Dividend Value Fund at this time.

Calendar Year Total Returns (%) for the Al Frank Fund

During the period of time displayed in the bar chart, the Fund’s best quarter was Q2 1999, up 34.32%, and its worst quarter was Q3 2002, down -27.79%.

Average Annual Total Returns as of December 31, 2004

Al Frank Fund	1 Year	5 Years	Since Inception (1/2/98)
Return Before Taxes	15.83%	16.17%	17.44%
Return After Taxes on Distributions[1]	15.83%	15.83%	17.19%
Return After Taxes on Distributions and Sale of Fund Shares[1]	10.30%	14.09%	15.53%
S&P 500 Index[2]	10.88%	-2.30%	4.70%
Russell 2000 Index[3]	18.33%	6.61%	7.23%
Wilshire 5000 Equity Index[4]	12.62%	-1.42%	5.09%
S&P Barra Value Index[5]	15.69%	2.47%	5.54%

[1]	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
[2]	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market. Because the S&P 500 Index is an industry standard, it will be used to compare the performance of the Al Frank Fund. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

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[3]	The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest stocks of the Russell 3000 Index which comprises the 3,000 largest U.S. stocks as determined by total market capitalization. It reflects no deduction for fees, expenses or taxes.
[4]	The Wilshire 5000 Equity Index measures the performance of all U.S. headquartered companies regardless of exchange. As of March 31, 2005, the Index was comprised of 4,967 companies. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.
[5]	The S&P/Barra Value Index is an unmanaged capitalization-weighted index that contains approximately 50% of the stocks in the S&P 500 Index with lower price-to-book ratios. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Expense Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are two types of expenses involved: shareholder transaction expenses, such as redemption fees, and annual operating expenses, such as investment advisory fees.

Shareholder Transaction Expenses
(fees paid directly from your investment)
	Al Frank Fund	Dividend Value Fund
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)[1]	None	None
Maximum Sales Load Imposed on Reinvested Dividends[1]	None	None
Redemption Fee (as a percentage of amount redeemed)[2]	2.00%	2.00%
Deferred Sales Load	None	None

Annual Operating Expenses
(expenses that are deducted from Fund assets)

	Al Frank Fund	Dividend Value Fund
Investment Advisory Fee	1.00%	1.00%
Rule 12b-1 Distribution Fee	0.25%	0.25%
Other Expenses[3]	0.36%	1.59%
Total Annual Fund Operating Expenses	1.61%	2.84%
Less Expense Reimbursement	0.00%	-0.86%
Net Operating Expense[4]	1.61%	1.98%

Please note that the Al Frank Fund operated at 1.61%, however, it is capped at 1.98%.
________________________________
[1]	The shares of the Funds are 100% no-load, so you pay no sales charges (loads) to buy or sell shares of the Funds. The Funds’ authorized intermediary charges a $15 fee for wire redemptions.
[2]	The Redemption Fee applies only to those shares that have been held for less than two months. The fee is payable to the respective Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.
[3]	Other expenses include custodian, transfer agency and other customary fund expenses.
[4]	The Advisor has contractually agreed to waive its fees and/or reimburse Fund expenses for at least the period shown in the Example below and for an indefinite period thereafter, in order to limit each Fund’s Total Annual Fund Operating Expenses (excluding interest and tax expenses) to 1.98%. This contract may be terminated only by the Board of Trustees. In turn, the Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Advisor is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed.

Expense Example

This Example will help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. It is based on the net annual operating expenses shown above, and it assumes that these expenses will remain the same over the time periods shown. It also assumes that you make a single $10,000 investment in each Fund to start with, that you reinvest dividends and distributions and that you earn a 5% return each year. Finally, it assumes that you redeem all of your shares at the end of each of the time periods. Again, this Example is hypothetical, and your actual expenses may be higher or lower.

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	One Year	Three Years	Five Years	Ten Years
Al Frank Fund	$164	$508	$876	$1,911
Dividend Value Fund	$201	$621	$1,068	$2,306

Investment Objective, Principal Strategies and Related Risks

Al Frank Fund

What is the Al Frank Fund’s Investment Objective?

The investment objective of the Fund is long-term capital appreciation. If you are looking for current income or short-term market gain, you should not invest in the Fund as it is designed for long-term investing.

How does the Al Frank Fund Seek to Achieve its Objective?

The Advisor selects equity securities for the Fund’s portfolio that it believes are out of favor and undervalued, i.e., those trading for low fundamental valuations relative to what the Advisor thinks their businesses will be worth over the next five years. The Advisor then attempts to purchase the securities and hold them until it believes that the securities have reached a fair value.

There is no assurance that the Fund’s objective will be achieved. As prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

Al Frank Dividend Value Fund

What is the Dividend Value Fund’s Investment Objective?

The Fund seeks long-term total return from both capital appreciation and, to a lesser degree, dividend income by investing at least 80% of its assets in dividend paying stocks.

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities, and normally it primarily invests in equity securities that pay or are expected to pay dividends. This policy of investing in equity securities may only be changed upon 60 days prior notice. Despite the focus on dividend paying stocks, the Advisor believes that its value-oriented total return investment strategy will favor appreciation over dividend yield. The Advisor believes that investing in dividend paying stocks will result in lower levels of volatility. The Fund may invest in companies of any size, from larger, well-established companies to smaller companies.  If you are looking for substantial current income or short-term market gain you should not invest in the Fund as it is designed for long-term investing.

How does the Dividend Value Fund Seek to Achieve its Objective?

The Advisor selects dividend-paying equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants, on the basis of fundamental corporate analysis.

There is no assurance that the Fund’s objective will be achieved. As prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

How does the Advisor Select Equity Securities for the Funds’ Portfolio?

For each Fund, the Advisor selects equity securities, consisting of common stocks and securities having the characteristics of common stocks. It screens a universe of more than 6,000 stocks in order to identify those with low price-to-earnings, price-to-book value, and price-to-revenues relative to its historical norms, its industry peers or the overall market. The Advisor also uses technical analysis to anticipate periods when the securities markets are either extremely undervalued and oversold, or overvalued and overbought. When it believes the market is overvalued, it may take a temporary defensive position. The Funds’ portfolios are expected to be highly diversified, generally with more than 100 separate securities.

The Advisor sells a stock when its analysis indicates that it is fairly valued. A stock is fairly valued if it has achieved, in the Advisor’s opinion, a high price-to-earnings ratio, price-to-book value or price-to-sales ratio, or some other fundamental valuation measure relative to its historic norm, its industry peers or the overall market.

Temporary Defensive Investment Strategies

For temporary defensive purposes, the Advisor may invest up to 100% of the Funds’ total assets in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Taking a temporary defensive position may result in the Funds not achieving their investment objectives. Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory fees and operational expenses.

What are the Principal Risks of Investing in the Funds?

The principal risks of investing in the Funds that may adversely affect the Funds’ net asset value or total return have previously been summarized under “Goals and Strategies.” These risks are discussed in more detail below.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Small and Medium Companies Risk. Investing in securities of small and medium-sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.

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Equity Risk. The risks that could affect the value of the Funds’ shares and the total return on your investment include the possibility that the equity securities held by the Funds will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities market generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. A list of each Fund’s top ten portfolio holdings as of each calendar quarter-end is made available to the public no later than seven business days after the calendar quarter-end at www.alfrankfunds.com. A complete list of each Fund’s portfolio holdings as of each calendar quarter-end is available upon request approximately seven business days after the calendar quarter-end by calling 1-888-263-6443. The Annual and Semi-Annual Reports will be available by contacting the Al Frank Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-888-263-6443 and on the SEC’s website at www.sec.gov.

Management of the Funds

The Advisor

The Funds’ Advisor, Al Frank Asset Management, Inc., 32392 Coast Highway, Suite 260, Laguna Beach, California 92651-6784, has provided asset management services to individuals and institutional investors since 1977 and presently has assets under management of $350 million. The Advisor is also the Editor of The Prudent Speculator; a nationally known investment newsletter that has been in circulation since 1977. The Advisor is Publisher and Editor of the TechValue Report, its newest newsletter that began publication in March 2005. The Advisor is wholly owned by AF Holdings, Inc., which is a privately owned Minnesota corporation.

The Advisor provides the Funds with advice on buying and selling securities, manages the investments of the Funds, furnishes the Funds with office space and certain administrative services, and provides most of the personnel needed by the Funds. For its services, each Fund pays the Advisor a monthly management fee of 1.00% based upon its average daily net assets. For the fiscal year ended December 31, 2004, the Advisor received advisory fees of 1.00% of the Al Frank Fund’s average daily net assets. For the period September 30, 2004 through December 31, 2004, the Advisor received advisory fees of 0.02% of the Al Frank Dividend Value Fund’s average daily net assets, net of waivers.

Each Fund’s Chief Portfolio Manager is John Buckingham. As each Fund’s Chief Portfolio Manager, Mr. Buckingham is principally responsible for the day-to-day management of the Funds’ portfolios. Mr. Buckingham joined the Advisor in 1987. He is also Director of Research and Editor of The Prudent Speculator.

Jessica Chiaverini assists the Chief Portfolio Manager in the day-to-day management of each Fund’s portfolio. Prior to joining the Advisor in June of 2000, Ms. Chiaverini was Manager of Client Services for Iverson Financial Systems, Inc., a financial information provider, for two years. Prior to that, she worked as an analyst and assistant portfolio manager for six years at Brundage, Store & Rose, LLC, an investment counseling firm.

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The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Fund Expenses

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that each Fund’s aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 1.98% of each Fund’s average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the respective Fund if the Advisor requests in subsequent fiscal years. This reimbursement may be requested if the aggregate amount actually paid by each respective Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years from the date the fee reductions and/or expense payments were made. Any such reimbursement will be reviewed by the Trustees. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

Investor Guide

Pricing the Funds’ Shares

The price of each Fund’s shares is based on its net asset value. This is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding. In calculating the net asset value, portfolio securities are valued using current market values or official closing price, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Trustees of the Trust. The net asset value is calculated at the close of regular trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern time. The net asset value will not be calculated on days that the NYSE is closed for trading.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale. Therefore, if a shareholder purchases or redeems shares in a Fund that holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, a Fund will use the price of that exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Funds’ Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Funds’ management to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

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When is Money Invested in the Funds?

The price per share will be the net asset value next computed after the time the application and funds are received in proper order and accepted by the Funds. The determination of net asset value for a particular day is applicable to all requests to purchase shares, and redeem shares, received at or before the close of trading on the New York Stock Exchange (“NYSE”) on that day (usually 4:00 p.m. Eastern time). Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be based on the net asset value as determined as of the close of trading on the next day the NYSE is open.

Opening an Account

You may open a Fund account with $1,000 and add to your account at any time with $100 or more. You may open a retirement plan account with $1,000 and add to your account at any time with $100 or more. The minimum investment requirements may be waived from time to time by the Funds.

How to Purchase Shares Through an Authorized Broker or Investment Dealer

You may buy and sell Fund shares through certain brokers (and their authorized agents) that have made arrangements with the Funds. An order placed with such a broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds. Your shares will be held in a pooled account in the broker’s name, and the broker will maintain your individual ownership information. The Funds may pay the broker for maintaining these records as well as providing other shareholder services. In addition, the broker may charge you a fee for handling your order. The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the appropriate Fund’s prospectus. Investment advisors or financial planners may charge a management, consulting or other fee for their services.

How to Get Your Money to the Funds

Investing directly by mail or by overnight delivery. If you do not have a broker or your broker is not familiar with the Funds, you may invest directly by mail. You may obtain an application by contacting the call center at 1-888-263-6443 or visiting the Funds’ website at www.alfrankfunds.com. Simply complete the account application and mail it with a check (made payable to Al Frank Funds, Al Frank Fund or Al Frank Dividend Value Fund) to the Funds’ Transfer Agent, U.S. Bancorp Fund Services, LLC, at the address below.

By Regular Mail:
Al Frank Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

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By Overnight Delivery:
Al Frank Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Note: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

The Funds will not accept payment in cash or money orders. The Funds also will not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

If your check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Funds as a result.

In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program. As requested on the application, you should provide your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Funds’ Transfer Agent at 1-888-263-6443 if you need additional assistance when completing your application.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

Investing by wire. If you are making your first investment in a Fund, before you wire funds, the Transfer Agent must have a completed account application. You can mail or overnight deliver your account application to the Transfer Agent at the above address. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. Once your account is established, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC: [Name of the Fund]
Shareholder Registration
Shareholder Account Number (if known)

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If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire transactions. If you have questions about how to invest by wire, you may call the Transfer Agent at 1-888-263-6443. Your bank may charge you a fee for sending a wire to the Funds.

Subsequent Investments

You may purchase additional shares of the Funds through your broker. You can also send a check, with the stub from an account statement, to the Funds at the address noted above under “How to get your money to the Funds.” Please also write your account number on the check. If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check. If you want to send additional money for investment by wire, it is important for you to call the Funds at 1-888-263-6443. You may also make additional purchases through an investment broker or dealer, as described above.

Other Information

The Funds’ Distributor may waive the minimum investment requirements for purchases by certain groups or retirement plans. All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third-party checks will not be accepted. A charge may be imposed if a check used to make an investment does not clear. The Funds and their Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors or their brokers provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the account application for more information about backup withholding. Shares of the Funds have not been registered for sale outside of the United States.

The Funds do not issue share certificates. All shares are held in non-certificated form on the books of the Funds, for the account of the shareholder. The Funds, under certain circumstances, may accept investments of securities appropriate for the respective Fund’s portfolio, in lieu of cash. Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made. The Advisor may, at its own expense, pay third parties for assistance in gathering assets for the Funds.

The Funds reserve the right to reject any purchase order.

Services Available to Shareholders

Retirement Plans

The Funds offer Individual Retirement Account (“IRA”) plans. You may obtain information about opening an IRA account by calling 1-888-263-6443. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your broker.

Automatic Investment Plan

Once you open your account, you may purchase shares of the Funds through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking or savings account on a weekly, biweekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Funds may modify or terminate the AIP at any time without notice. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

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If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an AIP should be submitted to the Transfer Agent five days prior to effective date.

How to Redeem Your Shares

You or your broker have the right to redeem all or any portion of your shares of the Funds at their net asset value on each day the NYSE is open for trading.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.

Redemptions Through Brokers

If you own your shares through a broker, you will have to contact your broker to redeem your shares. The net asset value for a repurchase is that next calculated after receipt of the order from the broker. The broker is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, and the Fund may cancel the order if these documents are not received promptly. Your broker may charge you a fee for handling your redemption transaction.

Redemptions for Direct Accounts

If you own your shares directly in your name through the Funds’ Transfer Agent, you may redeem your shares by simply sending a written request to the Funds. You should give your account number and state whether you want all or part of your shares redeemed.

The letter should be signed by all of the shareholders whose names appear on the account registration and sent to:

By Regular Mail:
Al Frank Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

By Overnight Delivery:
Al Frank Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Signature Guarantee.

A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account.
•	When redemption proceeds are sent to a different address than that registered on the account.
•	If the proceeds are to be made payable to someone other than the account owner(s).

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•	Any redemption transmitted by federal wire transfer to a bank other than the bank of record.
•	If a change of address request has been received by the Transfer Agent within the last 15 days.
•	For all redemptions of $100,000 or more from any shareholder account.
•	When adding or changing any automated bank instructions on an account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Redemptions by telephone. If you have completed the Redemption by Telephone portion of the account application and your Fund shares are held directly in your name, you may redeem shares directly on any business day the NYSE is open by calling the Funds’ Transfer Agent at 1-888-263-6443 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account of record with the Transfer Agent (wire charges, if any, will be deducted from redemption proceeds). Redemption requests for amounts exceeding $100,000 must be made in writing and include a signature guarantee. Telephone redemptions cannot be made for retirement plan accounts. The minimum amount that may be redeemed by telephone is $1,000.
By using telephone redemption privileges, you authorize the Funds and their Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the account application. The Funds and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Funds nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Funds may change, modify, or terminate these privileges at any time upon at least 60 days notice to shareholders.

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee.

What Price is Used for Redemption?

The redemption price is the net asset value of a Fund’s shares next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

When are Redemption Payments Made?

If you own your shares through a broker, the broker will credit your account promptly in accordance with the broker’s procedures. If you own your shares directly (in your own name), payments for redemptions are normally made on the day following the redemption, but no later than seven days after the receipt of a request that meets requirements described above. However, the Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

14

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares of the Funds for each other. However, you should note the following:

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
•	Before exchanging into a Fund, read its prospectus.
•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may result in a capital gain or loss.
•	Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
•	Minimum exchange between the Funds is $1,000.
•	Redemption fees will not apply to exchanges between the Funds.

Systematic Withdrawal Program

The Funds offer a Systematic Withdrawal Program whereby shareholders or their brokers may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. Proceeds of a Systematic Withdrawal Program may also be sent via electronic funds transfer through the Automated Clearing House (ACH) network, to the bank account of record. In order to utilize the electronic funds transfer method of payment, your bank must be an ACH member. To start this Program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50. This Program may be terminated or modified by a shareholder or the Funds at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of a Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Other Information about Redemptions

A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, if you hold your shares in your name directly with a Fund and due to redemptions you have made, the total value of your account is reduced to less than $500, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund. If a Fund determines to make such a redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

Tools To Combat Frequent Transactions

The Funds are intended for long-term investors and do not accommodate frequent transactions. Short-term “market-timers” who engage in frequent purchases and redemptions and can disrupt a Fund’s investment program and create additional transaction costs that are borne by all shareholders. Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences, and funds that invest in small cap and other types of investments which are not frequently traded, may be targets of market timers.

15

The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds. These steps include monitoring trading activity and using fair value pricing, as determined by the Funds’ Board of Trustees, when the Advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that they believe is consistent with shareholder interests.

The Funds use a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by the Funds in their sole discretion. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any purchase order (including exchanges) from any shareholder including those persons the Funds believe have a history of abusive trading or whose trading, in their judgment, has been or may be disruptive to the Funds. In making this judgment, the Funds may consider trading done in multiple accounts under common ownership or control. The Funds apply these market timing procedures uniformly to all shareholders of the Funds.

Trading Practices
Currently, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive. The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive. In addition, the Funds reserve the right to accept purchases and exchanges if they believe that such transactions would be consistent with the best interests of Fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Funds do not have access to the underlying shareholder account information. However, the Funds and financial intermediaries attempt to monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

16

Redemption Fees
The Funds are intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each Fund charges a 2.00% redemption fee on the redemption of Fund shares held for less than two months. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. For purposes of applying the fee, shares you have held the longest will be treated as being redeemed first. Redemption fees will not apply to exchanges between the Funds. Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee.

While the Funds make every effort to collect redemption fees, the Funds may not always be able to track short-term trading effected through financial intermediaries. Financial intermediaries include omnibus accounts or retirement plans.

Redemption-in-Kind
The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of each Fund’s remaining shareholders) in accordance with SEC rules, the Funds reserve the right to pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).

Distributions and Taxes

Dividends and Distributions

Dividends from net investment income, if any, are normally declared and paid by each Fund in December. Capital gain distributions, if any, are also normally made in December, but each Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

Dividends and capital gain distributions (net of any required tax withholding) will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

Any dividend or distribution paid by each Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.

If you elect to have dividends and/or capital gains paid in cash, the Funds will automatically reinvest all distributions under $10 in additional shares of the Funds.

If you elect to receive dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the Funds’ current net asset value, and to reinvest all subsequent distributions.

17

Taxes

Distributions made by each Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or qualified dividend income. Distributions designated as capital gain dividends are taxable as long-term capital gains regardless of the length of time you have owned your Fund shares. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. If you redeem shares, part of your redemption proceeds may represent your allocable share of the distributions made by a Fund relating to that tax year. You will be informed annually of the amount and nature of each Fund’s distributions. You should consult your own tax advisor concerning federal, state and local taxation of distributions from a Fund.

Distribution and Service Fees

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows each Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The maximum amount of the fee authorized is 0.25% of each Fund’s average daily net assets annually. In general, these fees are passed on to brokers to compensate them for their ongoing servicing of Fund shareholders. Because these distribution fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

In addition to paying fees under each Fund’s Plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Funds’ Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payouts or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the Advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and services fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Funds’ Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

18

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance during the periods shown. Certain information reflects financial results for a single Fund share. The total return in the tables below represents the rate that an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information was audited by Tait, Weller & Baker for the fiscal years ended December 31, 2003 and 2004 and by another independent registered public accounting firm for the prior years. Tait, Weller & Baker’s report and the Funds’ financial statements are included in the Funds’ current annual report, which is available upon request.

Al Frank Fund

For a share outstanding throughout all years

	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Net asset value, beginning of year	$24.56	$13.80	$18.77	$14.58	$14.55

Income from investment operations:
Net investment loss	(0.11)	(0.07)	(0.23)	(0.13)	(0.08)
Net realized and unrealized gain/(loss) on investments	3.98	10.81	(4.66)	4.47	1.18
Total from investment operations	3.87	10.74	(4.89)	4.34	1.10

Less distributions:
From net realized gain on investments	(0.01)	--	(0.09)	(0.15)	(1.07)
Redemption fees retained	0.02	0.02	0.01	-	-
Net asset value, end of year	$28.44	$24.56	$13.80	$18.77	$14.58

Total return	15.83%	77.97%	(25.99%)	29.83%	6.91%

Ratios/supplemental data:
Net assets, end of year (thousands)	$259,307	$180,380	$48,472	$47,243	$19,826

Ratio of expenses to average net assets:	1.61%	1.79%	2.25%	2.25%	2.25%

Ratio of net investment loss to average net assets:	(0.41%)	(0.74%)	(1.34%)	(1.15%)	(0.79%)

Portfolio turnover rate	24.59%	13.64%	28.14%	18.11%	30.17%

19

Al Frank Dividend Value Fund

For a share outstanding throughout each period

	September 30, 2004* to December 31, 2004
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments	1.06
Total from investment operations	1.08

Less distributions:
From net investment income	(0.02)
Redemption fees retained	0.00	#
Net asset value, end of period	$11.06

Total return	10.77	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$16,144

Ratio of expenses to average net assets:
Before expense reimbursement	2.84	%**
After expense reimbursement	1.98	%**

Ratio of net investment income to average net assets:
After expense reimbursement	0.75	%**

Portfolio turnover rate	1.57	%+

*	Commencement of operations.
**	Annualized.
+	Not Annualized.
#	Amount is less than $0.01.

20

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

▪	Information we receive about you on applications or other forms;

▪	Information you give us orally; and

▪	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

NOT A PART OF THE PROSPECTUS

21

Advisor
Al Frank Asset Management, Inc.
32392 Coast Highway, Suite 260
Laguna Beach, California 92651-6784
www.alfrankfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street, Sixth Floor
Cincinnati, Ohio 45202

Transfer Agent and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

22

Al Frank Fund
Al Frank Dividend Value Fund
each a series of Advisors Series Trust

FOR MORE INFORMATION

The Statement of Additional Information (SAI) includes additional information about the Funds and is incorporated by reference into this Prospectus.

The Funds’ Annual and Semi-Annual Reports to shareholders contain additional information about the Funds’ investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

The SAI and shareholder reports are available free upon request. To request them or other information, or to ask any questions, please call or write:

1-888-263-6443 (Shareholder Services)

Al Frank Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

The SAI and other Fund information may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Call (202) 942-8090 for information about its operations.

Reports and other Fund information are also available on the SEC’s internet site at www.sec.gov. Copies of this information may be obtained, upon payment of the proper duplicating fees, by writing to the SEC’s Public Reference Room, Washington, DC 20549-0102 or by email at www.publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959)

22

Statement of Additional Information
April 30, 2005

AL FRANK FUND
AL FRANK DIVIDEND VALUE FUND

Each a series of Advisors Series Trust

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated April 30, 2005, as may be amended from time to time, of the Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”), each a series of Advisors Series Trust (the “Trust”). Al Frank Asset Management, Inc. (the “Advisor”) is the Advisor to the Funds. A copy of the Prospectus may be obtained by writing to the Funds’ Transfer Agent at U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202; or by calling 1-888-263-6443.

TABLE OF CONTENTS

The Trust	2
Investment Objectives and Policies	2
Management	16
Distribution Arrangements	28
Code of Ethics	30
Portfolio Transactions and Brokerage	30
Revenue Sharing Arrangement	31
Portfolio Turnover	32
Portfolio Holdings Information	33
Purchase and Redemption of Fund Shares	35
Determination of Net Asset Value	37
Tax Matters	39
Dividends and Distributions	42
Performance Information	43
Proxy Voting Policy	44
Anti-Money Laundering Program	45
General Information	45
Financial Statements	47
Appendix	48

B-1

THE TRUST

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Funds and not to any other series of the Trust.

The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Al Frank Fund is to seek growth of capital. The investment objective of the Al Frank Dividend Value Fund (the “Dividend Value Fund”) is to seek growth of capital and dividend income. Each Fund is diversified. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws. There is no assurance that the Funds will achieve their objective. The discussion below supplements information contained in the Funds’ Prospectus as to investment policies of the Funds.

Preferred Stocks

The Dividend Value Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the fixed dividends of a bond and the equity ownership of a common stock. Unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospect. Preferred stock has priority claim over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities and Warrants

The Funds may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

B-2

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Funds’ entire investment therein).

Short-Term Investments

The Funds may invest in any of the following securities and instruments:

Bank Certificates or Deposit, Bankers’ Acceptances and Time Deposits. The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If the Funds hold instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments” below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

B-3

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objectives and policies stated above and in their Prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Al Frank Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Investment Company Securities

The Funds may invest in shares of other investment companies. The Funds may invest in money market mutual funds in connection with their management of daily cash positions. The Funds currently intend to limit their investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Funds, or their affiliated persons, as a whole. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

B-4

Government Obligations

The Al Frank Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

The Al Frank Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

Foreign Investments and Currencies

The Funds may invest in securities of foreign issuers, provided that they are publicly traded in the United States, including American Depositary Receipts (“ADRs”).

American Depositary Receipts. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

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Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Funds will invest only in securities denominated in U.S. dollars. For this reason, the value of the Funds’ assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case. Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Funds. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes. The interest and dividends payable on certain of each Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to each Fund’s shareholders.

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Options on Securities

Purchasing Put and Call Options. The Funds may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by the Funds and with respect to various stock indices subject to certain restrictions, not in excess of 5% of each Funds’ total net assets. The Funds will engage in trading of such derivative securities exclusively for hedging purposes.

If the Funds purchase a put option, the Funds acquire the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when the Advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Funds are holding a security which they feel has strong fundamentals, but for some reason may be weak in the near term, the Funds may purchase a put option on such security, thereby giving themselves the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Funds will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date the Funds exercise the put, less transaction costs, will be the amount by which the Funds will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Funds paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Funds realize on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If the Funds purchase a call option, they acquire the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Funds have a short position in the underlying security and the security thereafter increases in price. The Funds will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of the Funds in the underlying security and the price of the underlying security thereafter falls, the profit the Funds realize on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. The Funds generally will purchase only those options for which the Advisor believes there is an active secondary market to facilitate closing transactions.

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Writing Call Options. The Funds may write covered call options. A call option is “covered” if the Funds own the security underlying the call or have an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Funds. If the Funds desire to sell a particular security from their portfolios on which they have written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Funds will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Funds will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Funds resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Funds.

In addition to covered call options, the Funds may write uncovered (or “naked”) call options on securities, including Exchange Traded Funds (“ETFs”), and indices; however, SEC rules require that the Funds segregate assets on their books and records with a value equal to the value of the securities or the index that the holder of the option is entitled to call. The Funds will comply with guidelines established by the SEC. Segregated securities cannot be sold while the option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of each Fund’s assets could impede portfolio management of each Fund’s ability to meet redemption requests or other current obligations.

Stock Index Options. The Funds may also purchase put and call options with respect to the S&P 500 and other stock indices. Such options may be purchased as a hedge against changes resulting from market conditions in the values of securities which are held in each Fund’s portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Funds.

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The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on a stock index would be subject to the Advisor’s ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, the Funds would not be able to close out options which they had purchased, and if restrictions on exercise were imposed, the Funds might be unable to exercise an option they hold, which could result in substantial losses to the Funds. It is the policy of the Funds to purchase put or call options only with respect to an index, which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Risks of Investing in Options. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Funds may enter into options transactions may be limited by the Internal Revenue Code of 1986 (the “Code”) requirements for qualification of each Fund as a regulated investment company. See “Dividends and Distributions” and “Taxation.”

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Dealer Options. The Funds may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if the Funds were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Funds may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Funds write a dealer option, the Funds may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Funds originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that the Funds will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Funds, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option. With respect to options written by the Funds, the inability to enter into a closing transaction may result in material losses to the Funds. For example, because the Funds must maintain a secured position with respect to any call option on a security it writes, the Funds may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Funds’ ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the Securities and Exchange Commission (the “Commission”) has taken the position that purchased dealer options are illiquid securities. The Funds may treat the cover used for written dealer options as liquid if the dealer agrees that the Funds may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Funds will treat dealer options as subject to the Funds’ limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Funds will change its treatment of such instruments accordingly.

Spread Transactions. The Funds may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Funds the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Funds does not own, but which is used as a benchmark. The risk to the Funds, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Funds against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

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Repurchase Agreements

The Al Frank Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

When-Issued Securities, Forward Commitments and Delayed Settlements

The Funds may purchase securities on a “when-issued,” forward commitment or delayed settlement basis. In this event, the Custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Funds may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Funds’ commitment. It may be expected that the Funds’ net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Funds will segregate liquid assets to satisfy its purchase commitments in the manner described, the Funds’ liquidity and the ability of the Advisor to manage them may be affected in the event the Funds’ forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Funds will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Funds may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Funds on the settlement date. In these cases the Funds may realize a taxable capital gain or loss. When the Funds engage in when-issued, forward commitment and delayed settlement transactions, they rely on the other party to consummate the trade. Failure of such party to do so may result in the Funds’ incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

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The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Funds starting on the day the Funds agree to purchase the securities. The Funds do not earn interest on the securities they have committed to purchase until they are paid for and delivered on the settlement date.

Illiquid Securities

Typically, the Funds may invest up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called, “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933 that have a readily available market usually are not deemed illiquid for purposes of this limitation by the Fund. However, investing in Rule 144A securities could result in increasing the level of the Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Lending Portfolio Securities

The Funds may lend their portfolio securities in an amount not exceeding one-third of their total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Funds. Any loan might be secured by any one or more of the three types of collateral. The terms of the Funds’ loans must permit the Funds to reacquire loaned securities on five days’ notice or in time to vote on any serious matter and must meet certain tests under the Code.

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Short Sales

Currently, the Funds do not engage in short selling, but the Board has authorized them to engage in short selling involving commitments (on a daily marked-to-market basis) not to exceed 25% of their net assets. In a short sale, the Funds sell a security that they do not own, in anticipation of a decline in the market value of the security. To complete the sale, the Funds must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Funds are then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Funds are said to have a “short position” in the securities sold until they deliver them to the broker. The period during which the Funds have a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Funds are required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Funds are also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

Short sales by the Funds create opportunities to increase the Funds’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Funds in effect profit from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Funds’ net asset value per share will tend to increase more when the securities they have sold short decrease in value, and to decrease more when the securities they have sold short increase in value, than would otherwise be the case if they had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Funds may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Funds might have difficulty purchasing securities to meet their short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet their short sale obligations at a time when fundamental investment considerations would not favor such sales.

Investment Restrictions

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority,” as defined in the 1940 Act, of the outstanding voting securities of a Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Funds are diversified. The Funds’ investment objectives are also fundamental.

B-13

In addition, the Al Frank Fund may not:

1.	Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

5.	Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

6.	Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission;

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

8.	Make investments for the purpose of exercising control or management.

In addition, the Dividend Value Fund may not:

1.	Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales; except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit; the regulatory limits allow either Fund to borrow up to 5% of its total assets for temporary purposes and to borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets; the effect of this provision is to allow either Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets, including those assets represented by the borrowing;

B-14

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

5.	Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

6.	Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission;

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

8.	Make investments for the purpose of exercising control or management.

The Funds observe the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

The Funds may not:

1.	Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal law;

2.	Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity; or

3.	Purchase or sell futures contracts.

In addition, the Dividend Value Fund may not:

1.	Make any change in its investment policies of investing at least 80% of its net assets under normal circumstances in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

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Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held
Independent Trustees
Walter E. Auch* (born 1921) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Management Consultant. Former Chairman, CEO of Chicago Board Options Exchange (CBOE) and former President of Paine Webber.	2	Director, Nicholas-Applegate Funds, Citigroup Funds, Pimco Advisors LLP, Senele Group and UBS Capital Management.
Donald E. O’Connor* (born 1936) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Financial Consultant; formerly Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Independent Director, The Forward Funds.

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Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held
George T. Wofford III* (born 1939) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco.	2	None.
James Clayburn LaForce* (born 1928) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	2	Director, The Payden & Rygel Investment Group, The Metzler/Payden Investment Group, BlackRock Funds, Arena Pharmaceuticals, Cancervax.
George J. Rebhan* (born 1934) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) from 1985 to 1993.	2	Trustee, E*TRADE Funds.

Interested Trustee of the Trust

Eric M. Banhazl** (born 1957) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC; (“ICA”) (mutual fund administrator and the Fund’s former administrator).	2	None.
Officers of the Trust

Eric M. Banhazl (See Above)	President (Interested Trustee - see above.)	Indefinite term since February 1997.	See Above.	2	See Above.

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Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held

Robert M. Slotky (born 1947) 2020 E. Financial Way, Suite 100 Glendora, CA	Vice President, Chief Compliance Officer	Indefinite term since September 2004	Vice President, U.S. Bancorp Fund Services, LLC since July 2001, formerly Senior Vice President, ICA (May 1997 - July 2001).	N/A	N/A

Douglas G. Hess (born 1967) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.	N/A	N/A

Rodney A. DeWalt (born 1967) 615 East Michigan St. Milwaukee, WI 53202	Secretary	Indefinite term since December 2003.	Legal and Compliance Administrator, U.S. Bancorp Fund Services, LLC since January 2003. Thrivent Financial for Lutherans from 2000 to 2003, Attorney Private Practice 1997 to 2000.	N/A	N/A

*	Denotes those Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act.
**	Denotes Trustee who is an “interested person” of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President of the Trust. He is also an officer of U.S. Bancorp Fund Services, LLC, the administrator for the Funds.
***	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to The Al Frank Fund and The Al Frank Dividend Value Fund. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

Compensation

Previously, each Independent Trustee received $18,000 per year in fees, plus $500 for each special meeting attended and is reimbursed for expenses. This amount is allocated among each of the series comprising the Trust. In an effort to meet the industry’s best practice standard, the Board recently reviewed trustee compensation. Currently, the independent trustees receive an annual trustee fee of $28,000 per year with no additional fee for special meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

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Name of Person/Position	Aggregate Compensation from Al Frank Fund[1]	Aggregate Compensation from Al Frank Dividend Value Fund[2]	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees[3]
Walter E. Auch, Trustee	$2,488	$329	None	None	$2,817
George T. Wofford, III, Trustee	$2,450	$356	None	None	$2,806
George J. Rebhan, Trustee	$2,520	$424	None	None	$2,944
Donald O'Connor, Trustee	$2,726	$329	None	None	$3,055
James Clayburn LaForce, Trustee	$2,721	$352	None	None	$3,073
[1]	For the fiscal year ended December 31, 2004.
[2]	For the period September 30, 2004 through December 31, 2004.
[3]	There are currently numerous unaffiliated series comprising the Trust. For the fiscal year ended December 31, 2004, trustees’ fees and expenses in the amount of $147,071 were allocated to the Trust.

The Trust has four standing committees: The Audit Committee, the Nominating Committee, the Qualified Legal Compliance Committee and the Valuation Committee.

The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. The Audit Committee typically meets once per year with respect to the various series of the Trust. The Audit Committee met once during the Funds’ last fiscal year with respect to the Funds.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. During the fiscal year ended December 31, 2004, the Nominating Committee has not met with respect to the Funds. The Independent Trustees comprise the Nominating Committee.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

The Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Funds and at least one Independent Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee met three times during the Funds’ last fiscal year with respect to The Al Frank Fund. The Valuation Committee has not met with respect to the Dividend Value Fund.

B-19

Fund Shares Beneficially Owned by Trustees

As of December 31, 2004, Mr. Wofford, an Independent Trustee of the Trust, beneficially owned shares of both Funds with a total value, as of that date, between $1 and $10,000. No other Trustee, including the remainder of the Independent Trustees, beneficially own shares of the Funds.

Name of Trustee	Dollar Range of Equity Securities in the Funds (None, $1-$10,000, 10,001-$50,000, $50,001-$100,000, Over $100,000)		Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	Al Frank Fund	Dividend Value Fund
Walter E. Auch, Independent Trustee	None	None	None
Eric M. Banhazl, Interested Trustee	None	None	None
Donald E. O’Connor, Independent Trustee	None	None	None
George T. Wofford III, Independent Trustee	$1 - $10,000	$1 - $10,000	$1 - $10,000
James Clayburn LaForce, Independent Trustee	None	None	None
George J. Rebhan, Independent Trustee	None	None	None

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of April 4, 2005, the following shareholders were considered to be either a principal shareholder or control person of The Al Frank Fund:

B-20

The Al Frank Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Company, Inc. Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4122	30.90%	Record
National Financial Services, LLC One World Financial Center 200 Liberty Street New York, NY 10281-1003	16.17%	Record
National Investors Services 55 Water Street, 32nd Floor New York, NY 10041-3299	6.67%	Record

The Al Frank Dividend Value Fund

Name and Address	% Ownership	Type of Ownership

Charles Schwab & Company, Inc. Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4122	24.51%	Record
National Financial Services, LLC One World Financial Center 200 Liberty Street New York, NY 10281-1003	16.11%	Record
National Investors Services 55 Water Street, 32nd Floor New York, NY 10041-3299	9.36%	Record

As of December 31, 2004, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds. Furthermore, neither the Trustees who are “not interested” persons of the Funds, as that term is defined in the 1940 Act, nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Trustees who are “not interested” persons of the Funds nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates.

B-21

The Advisor

Subject to the supervision of the Board, investment management and related services are provided by Al Frank Asset Management, Inc. (the “Advisor”), pursuant to the Investment Advisory Agreements (the “Advisory Agreements”). The Advisor is controlled by AF Holdings, Inc., an asset management holding company based in California.

In approving the Advisory Agreements on December 11, 2004 for the Al Frank Fund and September 10, 2004 for the Al Frank Dividend Value Fund, on behalf of the Funds, the Board (including the Independent Trustees) primarily considered, among other things, the following matters: information regarding the Advisor including those relating to the Advisor’s personnel; the nature and quality of the services provided and to be provided by the Advisor under the Advisory Agreements; the fees paid to and expenses borne by the Advisor; the Funds’ expense limitation, fee waiver, and performance of each of the Funds relative to the Funds’ benchmarks; comparable fee and expense information respecting other similar unaffiliated mutual funds; the level of profits that could be expected to accrue to the Advisor from the fees payable under such Advisory Agreements; and the Funds’ brokerage, related commissions, and the use of soft dollars by the Advisor. The Board also discussed: (a) the Advisor’s performance (on an absolute and relative basis); (b) the Advisor’s adherence to compliance procedures; (c) the Advisor’s generally positive relationship with the Board; (d) the Advisor’s marketing activity and commitment to responsible Fund growth; (e) the overall quality of services provided to the Funds; (f) the cost structure of the Funds relative to their peer groups; and (g) such information as they deemed necessary, the Board (including a majority of the Independent Trustees) concluded that the approval and continuation of the Advisory Agreements, as the case may be, were in the best interests of the Funds and their shareholders.

Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board noted, among other things, that the advisory fees to be paid by the Funds and the expenses of the Funds were reasonable and generally consistent in relation to the relevant peer groups and that the Advisor’s brokerage practices were reasonably efficient. The Board also noted that (a) the Advisor’s staff has provided quality investment service to the Trust; (b) the Advisor would provide the Funds with a reasonable potential for profitability and (c) that the nature of the Advisor’s investments was acceptable.

Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds. The Board also concluded that based on the services to be provided by the Advisor to the Funds and the estimated expenses to be incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable for the Funds.

After the initial two years, the Advisory Agreements continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreements or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreements. The Advisory Agreements are terminable without penalty by the Trust on behalf of the Funds on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreements provides that the Advisor under such agreements shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

B-22

In consideration of the services provided by the Advisor pursuant to the Advisory Agreements, the Advisor is entitled to receive from the Funds an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Funds’ average daily net assets specified in the Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Funds and/or to pay Fund operating expenses to the extent necessary to limit the Funds’ aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the “expense cap”). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years from the date of reimbursement. Any such reimbursement is also contingent upon Board of Trustees’ subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

Under the Advisory Agreements, the Advisor agrees to invest the assets of the Funds in accordance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds’ and Trust’s governing documents, including, without limitation, the Trust’s Agreement and Declaration of Trust and By-Laws; the Funds’ Prospectus, Statement of Additional Information, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Advisor. In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Code, and other applicable law.

Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish the Funds with advice and recommendations with respect to the investment of the Funds’ assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Funds, subject to the ultimate supervision and direction of the Trust’s Board; (iv) vote proxies and take other actions with respect to the Funds’ securities; (v) maintain the books and records required to be maintained with respect to the securities in the Funds’ portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Funds’ assets which the Trustees or the officers of the Trust may reasonably request; and (vii) render to the Trust’s Board such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreements. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust’s Board may desire and reasonably request. With respect to the operation of the Funds, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Funds’ Prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board meetings or shareholder meetings convened for the primary benefit of the Advisor.

B-23

As compensation, each Fund pays the Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 1.00%. In addition to the fees payable to the Advisor and the Administrator, each Fund is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Trust’s Board that are properly payable by the Funds; salaries and expenses of officers and fees and expenses of members of the Trust’s Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Funds or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreements.

B-24

Under the Advisory Agreements, the Advisor will not be liable to the Trust or the Funds or any shareholder for any act or omission in the course of, or connected with, rendering services or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Agreements.

For the fiscal years ended December 31, 2004, 2003, and 2002, the Advisor received the following amounts in advisory fees and recoupment of fees and expenses from prior years:

Al Frank Fund

	Advisory Fees Paid During Fiscal Years Ended December 31,
	2004	2003	2002
Fees Accrued	$2,469,167	$699,272	$614,614
Fees and Expenses Recouped by Advisor	$0	$1,372	$148,208
Total Fees and Expenses Paid to Advisor	$2,469,167	$700,644	$762,822

Al Frank Dividend Value Fund

Advisory Fees Paid During Fiscal Year Ended December 31,
2004*
Fees Accrued	$28,063
Fees and Expenses Reimbursed by Advisor	($25,252)
Total Fees and Expenses Paid to Advisor	$2,811

*	For the period September 30, 2004 through December 31, 2004.

Portfolio Manager

John Buckingham and Jessica Chiaverini are the portfolio managers responsible for the day-to-day management of the Funds. The following tables show the number of other accounts managed by Mr. Buckingham and Ms. Chiaverini and the total assets in the accounts managed within various categories.

John Buckingham

			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	2	$275,000,000	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	599	$349,000,000	0	0

B-25

Jessica Chiaverini

			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	2	$275,000,000	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	599	$349,000,000	0	0

Material Conflict of Interest. Where conflicts of interest arise between the Funds and other accounts managed by the portfolio managers, Mr. Buckingham and Ms. Chiaverini will proceed in a manner that ensures that the Funds will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by Mr. Buckingham and Ms. Chiaverini. In such instances, securities will be allocated in accordance with the Advisor’s trade allocation policy.

Compensation. Mr. Buckingham’s compensation is made up of salary and bonuses. Mr. Buckingham’s salary fluctuates within a pre-established range based on quarterly net revenues of the firm. His bonus is based on an average of Morningstar and Lipper Rankings for the Funds, other managed account performance compared to 11% and other managed account performance compared to the Wilshire 5000 Index. The bonus is also based on meeting and exceeding net income budgeted amounts. The firm’s net income is directly related to assets under management. Mr. Buckingham’s retirement plan consists of a SIMPLE IRA. The company matches 3% of gross pay to statutory limits. Ms. Chiaverini’s compensation is made up of salary and bonuses. Ms. Chiaverini’s salary is fixed and her bonuses are based on meeting and exceeding net income budgeted amounts. The firm’s net income is directly related to assets under management. Ms. Chiaverini’s retirement plan consists of a SIMPLE IRA. The company matches up to 3% of gross pay to statutory limits.

Securities Owned in the Fund by Portfolio Managers. As of December 31, 2004, the portfolio managers owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)		Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
	Al Frank Fund	Dividend Value Fund
John Buckingham	$50,001 - $100,000	$50,001 - $100,000	Over $100,000
Jessica Chiaverini	$1 - $10,000	$1 - $10,000	$1 - $10,000

B-26

Service Providers

U.S. Bancorp Fund Services, LLC (“USBFS”) will provide administrative services to the Funds. USBFS’ address is 615 East Michigan Street, Milwaukee, Wisconsin, 53202. Pursuant to a Fund Administration Servicing Agreement between USBFS and the Trust on behalf of the Funds, USBFS performs certain administrative and tax reporting functions for the Funds, including, among other things, preparing and filing securities registration compliance filings with various states for “Blue Sky” purposes, compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Funds’ expense accruals and monitoring the Funds’ compliance with each Fund’s investment objective and restrictions. Pursuant to the Fund Administration Servicing Agreement, USBFS is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the Fund’s average net assets at a minimum annual rate of $30,000.

Al Frank Fund

Administration Fees Paid During Fiscal Years Ended December 31,
	2004	2003	2002
U.S. Bancorp Fund Services, LLC	$273,869	$126,460	$117,133

Al Frank Dividend Value Fund

Administration Fees Paid During Fiscal Year Ended December 31
2004*
U.S. Bancorp Fund Services, LLC	$5,713

*	For the period September 30, 2004 through December 31, 2004.

USBFS also serves as Transfer Agent and Dividend Disbursing Agent for the Funds pursuant to a Transfer Agency Servicing Agreement. The services to be provided under the Transfer Agency Servicing Agreement include, among other things, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, and disbursing dividends declared by the Funds. U.S. Bank, National Association, an affiliate of USBFS, is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 425 Walnut Street, Cincinnati, Ohio, 45202. Neither the Custodian nor the Transfer Agent participate in decisions relating to the purchase and sale of securities by the Funds.

Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania, 19103 is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California, 94105-3441 is counsel to the Funds and provides counsel on legal matters relating to the Funds.

B-27

DISTRIBUTION ARRANGEMENTS

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”), with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (“Quasar”), pursuant to which Quasar acts as the Funds’ principal underwriter and distributor, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.

The Distribution Agreement has an initial term of up to two years and will continue in effect after the initial term only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by Quasar on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. The offering of the Funds’ shares is continuous. The Distribution Agreement provides that Quasar, as agent in connection with the distribution of Funds shares, will use its best efforts to distribute the Funds’ shares.

Quasar was re-approved to serve as distributor for the Funds at a meeting of the Board held on December 9, 2004. The following tables show the underwriting commissions during the previous three fiscal years ended December 31:

Al Frank Fund

	Underwriting Commissions for Fiscal Years Ended December 31,
	2004		2003		2002
	Received	Retained	Received	Retained	Received	Retained
Quasar Distributors	$0	$0	$0	$0	$233,826	$29,022
US Growth	$0	$0	$0	$0	$394,749	$36,416

Al Frank Dividend Value Fund

	Underwriting Commissions for Fiscal Year Ended December 31,
	2004*
	Received	Retained
Quasar Distributors	$0	$0

*	For the period September 30, 2004 through December 31, 2004.

The Advisor may pay selling dealers an additional amount from the Advisor’s own resources as supplemental distribution assistance. The Advisor may pay up to a total of 0.50% on the amount of the initial purchase. This supplemental distribution assistance may be paid to any dealer who has executed a selling agreement with Quasar through which the purchase is made. Additionally, the Advisor, at its discretion, may pay a “finder’s fee” of up to 0.50% of the initial purchase amount to any person who has assisted the Advisor or Quasar in securing additional investments in the Funds.

B-28

Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (the “Plan”) under the 1940 Act. The Plan provides that the Funds will compensate the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Funds. The Funds’ Board has determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. None of the Officers or Trustees of the Trust have any direct or indirect financial interest in the Plan.

For the fiscal year ended December 31, 2004, distribution-related expenditures primarily intended to result in the sale of the Al Frank Fund shares that were made by the Advisor and the Fund totaled $1,022,062. Of the total expenditures, the Al Frank Fund paid $617,292 and the Advisor paid $404,770. The following table shows the dollar amounts by category allocated to the Al Frank Fund for distribution-related expenses:

Al Frank Fund

Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended December 31, 2004
Total Dollars Allocated
Advertising/Marketing	$140,989
Printing/Postage	$59,075
Payment to distributor	$4,136
Payment to dealers	$370,746
Compensation to sales personnel	$41,482
Other	$864
Total	$617,292

For the fiscal year ended December 31, 2004, distribution-related expenditures primarily intended to result in the sale of the Al Frank Dividend Value Fund shares that were made by the Advisor and the Fund totaled $41,508. Of the total expenditures, the Al Frank Dividend Value Fund paid $7,016 and the Advisor paid $34,492. The following table shows the dollar amounts by category allocated to the Al Frank Dividend Value Fund for distribution-related expenses:

Al Frank Dividend Value Fund

Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended December 31, 2004*
Total Dollars Allocated
Advertising/Marketing	$5,776
Printing/Postage	$419
Payment to distributor	$0
Payment to dealers	$821
Compensation to sales personnel	$0
Other	$0
Total	$7,016

*	For the period September 30, 2004 through December 31, 2004.

B-29

CODE OF ETHICS

The Trust, the Advisor and Quasar have each adopted Codes of Ethics (the “Codes”) that govern the conduct of employees of the Trust, the Advisor and Quasar who may have access to information about the Funds’ securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Funds’ shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require, under certain circumstances, pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Funds; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Trust’s Board. The Advisor’s primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis. The price to the Funds in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Subject to such policies as the Advisor and the Board of the Trust may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Funds to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor’s overall responsibilities with respect to the Funds. The Advisor is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers or dealers who also provide research or statistical material (as defined in Section 28(e) of the Securities Exchange Act of 1934), or other services, to the Trust, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor.

B-30

On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Funds as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and to such other clients.

The following brokerage commissions were paid by the Al Frank Fund during the fiscal years ended December 31, 2004, 2003, and 2002.

Al Frank Fund

Aggregate Brokerage Commissions Paid During Fiscal Years Ended December 31,
2004	2003	2002
$255,145	$175,613	$216,051

The following brokerage commissions were paid by the Al Frank Dividend Value Fund during the fiscal year ended December 31, 2004.

Al Frank Dividend Value Fund

Aggregate Brokerage Commissions Paid During Fiscal Year Ended December 31,
2004*
$12,239

*	For the period September 30, 2004 through December 31, 2004.

REVENUE SHARING ARRANGEMENT

The Advisor, out of its own resources and not out of Fund assets ( i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Funds. Such payments and compensation are in addition to the service fees and other fees paid by the Funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the Funds and/or investors in the Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary. These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the Funds and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) a percentage of net assets; and/or (iii) as a fixed dollar-amount. As of December 31, 2004, the Advisor did not have revenue sharing arrangements with any brokers or financial intermediaries.

B-31

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investing considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% portfolio turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See “Portfolio Transactions and Brokerage.” For the fiscal years ended December 31, 2004 and 2003, the Al Frank Fund experienced the following portfolio turnover rates:

Al Frank Fund

Portfolio Turnover During Fiscal Years Ended December 31,
2004	2003
24.59%	13.64%

For the fiscal year ended December 31, 2004, the Al Frank Dividend Value Fund experienced the following portfolio turnover rate:

Al Frank Dividend Value Fund

Portfolio Turnover During Fiscal Year Ended December 31,
2004*
1.57%

*	For the period September 30, 2004 through December 31, 2004.

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PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Funds maintain portfolio holdings disclosure policies (the “Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Funds. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Top 10 holdings are made available to the public at the end of each calendar quarter with a lag of up to seven business days. These holdings are posted quarterly to www.alfrankfunds.com. A complete list of each Fund’s portfolio holdings as of each calendar quarter-end is available request seven business days after the calendar quarter-end by calling 1-888-263-6443. From time to time the Advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Advisor determines to be in the best interests of shareholders.

Pursuant to the Funds’ portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪	The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪	The disclosure is made pursuant to U.S. Bancorp Fund Services, LLC’s (“USBFS”) disclosure policies and procedures, which currently provide for the delivery of information regarding Fund portfolio holdings to rating and/or ranking organizations including, without limitation, Lipper, Morningstar, Standard & Poor’s, and Bloomberg, which delivery currently occurs between the seventh and the tenth business day of the month following the end of a calendar quarter;

▪	The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the approval of either the Trust’s Chief Compliance Officer or his or her designee.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons include:

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▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪	Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Wilshire & Associates, Inc.; Thomson Financial; Citigate Financial Intelligence; and Interactive Data Corporation, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪	Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently Tait, Weller & Baker), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee, pursuant to the Funds’ Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Funds’ and their service providers by the Trust’s Chief Compliance Officer, (2) by considering reports and recommendations by the Trust’s Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under Investment Company Act), and (3) by considering to approve any amendment to these Policies. The Board reserves the right to amend the Policies at any time without prior notice in their sole discretion.

The Advisor, nor the Funds may receive compensation in connection with the disclosure of information about the Funds’ portfolio securities. In the event of a conflict between the interests of the Funds and the interests of the Advisor or an affiliated person of the Advisor, the Chief Compliance Officer (“CCO”) of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Funds, and shall report such determination to the Advisor’s Board of Directors and to the Funds’ Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Funds’ web site may only be provided to additional third parties, in accordance with the Policies, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

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In no event shall the Advisor, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

You may purchase shares of the Funds from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Funds’ daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of each Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or Quasar such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

Shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day’s net asset value, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”). If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day’s net asset value. The price per share will be the net asset value next computed after the time the application and funds are received in proper order and accepted by the Funds. The determination of net asset value for a particular day is applicable to all requests to purchase shares, and redeem shares, received at or before the close of trading on the NYSE on that day (usually 4:00 p.m. Eastern time). Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be based upon the net asset value as determined as of the close of trading on the next day the NYSE is open.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares by wire to avoid any delay in redemption or transfer. Otherwise the Funds may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Funds will not issue certificates for your shares unless you request them.

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How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly through the Funds or through your investment representative. The Funds will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Funds’ Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders. At various times, the Funds may be requested to redeem shares for which they have not yet received confirmation of good payment; in this circumstance, the Funds may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Funds.

Send a signed letter of instruction to the Transfer Agent. The price you will receive is the next net asset value calculated after the Funds receive your request in proper form. In order to receive that day’s net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services. If you sell shares having a net asset value of $100,000 a signature guarantee is required.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent’s records, a signature guarantee is required. The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Funds or their agent are authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing or redeeming shares of the Funds and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to the Funds in writing.

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During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Subject to compliance with applicable regulations, the Funds have reserved the right to pay the redemption price of their shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000). Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s NAV, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s NAV in securities instead of cash. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

DETERMINATION OF NET ASSET VALUE

The net asset value of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The net asset value per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time. An example of how the Funds calculated their net asset value per share as of December 31, 2004 is as follows:

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Al Frank Fund
Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$259,306,975	=	$28.44
9,118,852

Al Frank Dividend Value Fund
Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$16,143,689	=	$11.06
1,460,182

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.

The Funds’ securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, based on the value determined on the 61st day.

An option that is written by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which the Funds’ net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.

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All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

TAX MATTERS

Each Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended, (the “Code”), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

In order to qualify as a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund’s assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders’ income on which the alternative minimum tax may be imposed.

The Fund or the securities dealer effecting a redemption of the Fund’s shares by a shareholder will be required to file information reports with the Internal Revenue Service (“IRS”) with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

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The Funds intend to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, the Funds must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

The Funds may receive dividend distributions from U.S. corporations. To the extent that the Funds receive such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Funds may be entitled to the “dividends received” deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

As a result of recent federal tax legislation, qualifying distributions occurring in 2003 and later paid out of the Funds’ investment company taxable income, may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income.

Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

For accounting purposes, when a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

Any security, option, or other position entered into or held by a Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

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Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by a Fund at the end of its taxable year generally will be required to be “marked to market” for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund’s gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

A shareholder who purchases shares of a Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the fund and the purchase price of the Fund’s shares acquired by the shareholder.

Section 475 of the Code requires that a “dealer” in securities must generally “mark to market” at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The “mark to market” rules do not apply, however, to a security held for investment which is clearly identified in the dealer’s records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the “mark to market” rules. Shares of a Fund held by a dealer in securities will be subject to the “mark to market” rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

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Redemptions of shares of a Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder’s adjusted tax basis for the shares. Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in a Fund. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

DIVIDENDS AND DISTRIBUTIONS

The Funds will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is each Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

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Any dividend or distribution paid by each Fund reduces the Fund’s net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Funds unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

PERFORMANCE INFORMATION

Average Annual Total Return

Average annual total return quotations used in the Funds’ Prospectus are calculated according to the following formula:

P(1 + T)n = ERV

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the Prospectus will be based on rolling calendar quarters. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

The Funds’ quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

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Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Funds’ quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Voting Policies and Procedures (“Advisor’s Proxy Policies”) which underscore the Advisor’s concern that all proxies voting decisions be made in the best interests of each Fund and that the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

A general statement of voting policy and specific voting positions has been established by the Advisor. This policy is intended to serve as a guideline and to further the economic value of each security held by the Funds. There will be regular review of this policy. Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Funds’ interests, the Advisor will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Advisor will abstain from voting the securities held by that client’s account.

The Trust is required to annually file Form N-PX, which lists each Fund’s complete proxy voting record for the 12-month period ending June 30. The Al Frank Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1-888-263-6443 and on the SEC’s web site at www.sec.gov. Once filed, the Al Frank Dividend Value Fund’s proxy voting record will be available without charge, upon request by calling toll-free 1-888-263-6443 and on the SEC’s website at www.sec.gov.

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ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “AML Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s AML Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program.

Procedures to implement the AML Program include, but are not limited to, determining that the Funds’ distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value of $0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds. Each share represents an interest in the Funds proportionately equal to the interest of each other share. Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each Fund has only one class of shares.

The shares of series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

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The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust’s Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series. Unless each series is so terminated, the Trust will continue indefinitely.

The Trust’s Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

Investors in the Funds will be informed of the Funds’ progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

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FINANCIAL STATEMENTS

The annual report for the Funds for the fiscal year ended December 31, 2004, is a separate document supplied with this SAI and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

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APPENDIX

Description of Ratings

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Aaa-Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody’s applies numerical modifiers “1,” “2” and “3” in each generic rating classification from Aa through B in its corporate bond rating system. The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group: Corporate Bond Ratings

AAA-This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

Plus (+) or Minus (-)-The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

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Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1-highest quality; Prime 2-higher quality; Prime 3-high quality.

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation “A-2” is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

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PART C
(Al Frank Funds)

OTHER INFORMATION

Item 23. Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b)	Amended and Restated Bylaws dated June 27, 2002 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 28, 2003 and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on April 26, 2004 as Post-Effective Amendment No 140 and is incorporated herein by reference.

(e)	Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on April 26, 2004 as Post-Effective Amendment No. 140 and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts is not applicable.

(g)	Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on March 26, 2003 and is incorporated herein by reference.

(h)	Other Material Contracts

(i)	Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(ii)	Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(iii)	Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(iv)	Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on April 26, 2004 as Post-Effective Amendment No. 140 and is incorporated herein by reference.

(v)	Power of Attorney was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on July 29, 2005 as Post-Effective Amendment No. 152 and is incorporated herein by reference.

(i)	Opinion of Counsel was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on October 12, 2004 as Post-Effective Amendment No. 161 and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

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(k)	Omitted Financial Statements is not applicable.

(l)	Agreement Relating to Initial Capital is not applicable.

(m)	Rule 12b-1 Plan was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 15, 1999 and is incorporated herein by reference.

(n)	Rule 18f-3 Plan is not applicable.

(o)	Reserved.

(p)	Codes of Ethics.

(i)	Code of Ethics for Registrant and Advisor was previously filed with Registrant’s Post-Effective Amendment No. 173 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on January 28, 2005 and is incorporated herein by reference.

(ii)	Code of Ethics (Amended) for Advisor is filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust, Article VI of Registrant’s Bylaws and Paragraph 6 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26. Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 7, 2005. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27. Principal Underwriter.

(a)  Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Hennessy Funds, Inc.
Allied Asset Advisors Funds	The Hennessy Mutual Funds, Inc.
Alpine Equity Trust	Hotchkis and Wiley Funds
Alpine Series Trust	Intrepid Capital Management
Alpine Income Trust	Jacob Internet Fund Inc.
AIP Alternative Strategies Funds	The Jensen Portfolio, Inc.
Brandes Investment Trust	Julius Baer Funds
Brandywine Blue Funds, Inc.	Kensington Funds

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Brazos Mutual Funds	Kirr Marbach Partners, Funds, Inc.
Bridges Fund	Light Revolution Fund
Buffalo Funds	LKCM Funds
Buffalo Balanced Fund	Masters’ Select Funds
Buffalo High Yield Fund	Matrix Advisors Value Fund, Inc.
Buffalo Large Cap Fund	Monetta Fund, Inc.
Buffalo Small Cap Fund	Monetta Trust
Buffalo U.S. Global Fund	MP63 Fund
CCM Advisors Funds	MUTUALS.com
CCMA Select Investment Trust	NorCap Funds
Country Mutual Funds Trust	Optimum Q Funds
Cullen Funds Trust	Permanent Portfolio Funds
Everest Funds	Primecap Odyssey Funds
First American Funds, Inc.	Professionally Managed Portfolios
First American Investment Funds, Inc.	Prudent Bear Funds, Inc.
First American Strategy Funds, Inc.	Purisima Funds
FFTW Funds, Inc.	Rainier Funds
Fort Pitt Capital Funds	Summit Funds
Glenmede Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust For Professional Managers
Harding, Loevner Funds, Inc.	Wexford Trust

(b)  To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)  Not applicable.

Item 28. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

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Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 425 Walnut Street Cincinnati, Ohio 45202
Registrant’s Investment Advisor	Al Frank Asset Management Inc. 32392 Coast Highway, Suite 260 Laguna Beach, California 92651

Item 29. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30. Undertakings.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 29th day of April, 2005.

ADVISORS SERIES TRUST

By: Eric M. Banhazl*
Eric M. Banhazl
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on April 29, 2005.

Signature	Title

Eric M. Banhazl* Eric M. Banhazl	President and Trustee
Walter E. Auch* Walter E. Auch	Trustee
Donald E. O’Connor* Donald E. O’Connor	Trustee
George T. Wofford III* George T. Wofford III	Trustee
George J. Rebhan* George J. Rebhan	Trustee
James Clayburn LaForce* James Clayburn LaForce	Trustee
/s/ Douglas G. Hess Douglas G. Hess	Treasurer and Principal Financial and Accounting Officer

* /s/Douglas G. Hess Douglas G. Hess Attorney-in-Fact pursuant to Power of Attorney.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j.
Code of Ethics for Advisor	EX.99.p.ii

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